UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Schedule of Investments

as of September 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.2%

COMMON STOCKS

BASIC MATERIALS 4.2%

Forest Products & Paper 0.8%
25,100	Temple-Inland, Inc.	$1,006,510

Metals & Mining 3.4%
29,300	Nucor Corp.	1,450,057
14,400	Phelps Dodge Corp.	1,219,680
17,500	Steel Dynamics, Inc.	882,875
23,000	Titanium Metals Corp. (a)	581,440

		4,134,052

CAPITAL GOODS 0.6%

Diversified Manufacturing 0.6%
15,300	ITT Corp.	784,431

COMMERCIAL/INDUSTRIAL SERVICES 5.7%

Building & Construction 0.5%
7,500	Martin Marietta Materials, Inc.	634,650

Business Services 1.0%
47,200	CSG Systems International, Inc. (a)	1,247,496

Construction 1.2%
51,500	Masco Corp.	1,412,130

Other Commercial/Industrial Services 3.0%
15,600	Parker Hannifin Corp.	1,212,588
77,900	Rollins, Inc.	1,644,469
83,000	Service Corporation International	775,220

		3,632,277

COMMUNICATIONS 5.8%

Internet 1.5%
154,100	Emdeon Corp. (a)	1,804,511

Media 1.5%
63,400	CBS Corp. (Class B Stock)	1,785,978

Telecommunications 2.8%
23,100	Leap Wireless International, Inc. (a)	1,120,119
444,400	Level 3 Communications, Inc. (a)	2,377,540

		3,497,659

CONSUMER CYCLICAL 10.1%

Airlines 3.1%
84,200	AMR Corp. (a)	1,948,388
64,000	Continental Airlines, Inc. (Class B Stock) (a)	1,811,840

		3,760,228

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund  1

Schedule of Investments

as of September 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Distribution/Wholesale 1.5%
43,600	Genuine Parts Co.	$1,880,468

Leisure Equipment & Products 2.0%
122,200	Mattel, Inc.	2,407,340

Retail - Restaurants 0.7%
41,400	Applebee’s International, Inc.	890,514

Specialty Retail 1.7%
24,700	CBRL Group, Inc.	998,621
27,500	Office Depot, Inc. (a)	1,091,750

		2,090,371

Textiles, Apparel & Luxury Goods 1.1%
15,300	NIKE, Inc. (Class B Stock)	1,340,586

CONSUMER DISCRETIONARY 3.4%

Cable TV 1.4%
73,300	Cablevision Systems Corp. (Class A Stock)	1,664,643

Restaurants 0.5%
16,900	Brinker International, Inc.	677,521

Tools 1.5%
23,100	Black & Decker Corp.	1,832,985

CONSUMER NON-CYCLICAL 18.5%

Beverages 0.7%
26,400	Hansen Natural Corp. (a)	857,472

Biotechnology Healthcare 1.0%
27,500	Celgene Corp. (a)	1,190,750

Business Services 1.4%
19,100	Corporate Executive Board Co. (The)	1,717,281

Commercial Services & Supplies 3.2%
37,800	Corrections Corp. of America (a)	1,634,850
43,900	Equifax, Inc.	1,611,569
26,100	Hewitt Associates, Inc. (Class A Stock) (a)	633,186

		3,879,605

Consumer Products & Services 1.6%
49,800	Estee Lauder Cos., Inc. (Class A Stock)	2,008,434

Food Products 1.6%
47,200	H.J. Heinz Co.	1,979,096

Healthcare Services 4.0%
28,700	Health Net, Inc. (a)	1,249,024
29,900	Laboratory Corp. of America Holdings (a)	1,960,543
15,500	Lincare Holdings, Inc. (a)	536,920
19,400	Universal Health Services, Inc. (Class B Stock)	1,162,642

		4,909,129

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Shares	Description	Value
Medical Supplies & Equipment 1.3%
24,300	Amylin Pharmaceuticals, Inc. (a)	$1,070,901
8,900	Zimmer Holdings, Inc. (a)	600,750

		1,671,651

Pharmaceuticals 3.7%
40,900	Forest Laboratories, Inc. (a)	2,069,949
66,900	Mylan Laboratories, Inc.	1,346,697
31,900	Vertex Pharmaceuticals, Inc. (a)	1,073,435

		4,490,081

CONSUMER NON-DURABLES 6.1%

Drugs & Healthcare 2.4%
19,000	Coventry Health Care, Inc. (a)	978,880
20,400	Humana, Inc. (a)	1,348,236
23,000	IMS Health, Inc.	612,720

		2,939,836

Retail/Wholesale Specialty Chain 3.7%
19,500	Bed Bath & Beyond, Inc. (a)	746,070
42,100	Claire’s Stores, Inc.	1,227,636
41,900	Limited Brands, Inc.	1,109,931
33,200	Nordstrom, Inc.	1,404,360

		4,487,997

DIVERSIFIED 1.5%

Holding Companies 1.5%
71,900	Leucadia National Corp.	1,881,623

ENERGY 8.0%

Oil & Gas Equipment & Services 0.7%
32,500	Pride International, Inc. (a)	891,150

Oil & Gas Production/Pipeline 2.3%
10,300	Diamond Offshore Drilling, Inc.	745,411
47,100	ENSCO International, Inc.	2,064,393

		2,809,804

Oil Field Equipment & Services 0.8%
25,500	Grant Prideco, Inc. (a)	969,765

Oil, Gas & Consumable Fuels 4.2%
17,200	Helix Energy Solutions Group, Inc. (a)	574,480
43,300	Rowan Companies, Inc.	1,369,579
60,500	Superior Energy Services, Inc. (a)	1,588,730
35,100	Tidewater, Inc.	1,551,069

		5,083,858

FINANCIAL SERVICES 11.4%

Diversified Financial Services 1.5%
17,600	Franklin Resources, Inc.	1,861,200

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund  3

Schedule of Investments

as of September 30, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Financial - Bank & Trust 1.1%
46,500	Synovus Financial Corp.	$1,365,705

Financial/Business Services 2.2%
14,200	CIT Group, Inc.	690,546
26,400	Dun & Bradstreet Corp. (The) (a)	1,979,736

		2,670,282

Healthcare Providers & Services 1.3%
14,000	CIGNA Corp.	1,628,480

Insurance 4.1%
31,700	Assurant, Inc.	1,693,097
35,700	CNA Financial Corp. (a)	1,285,914
56,475	W.R. Berkley Corp.	1,998,650

		4,977,661

Real Estate 1.2%
60,300	CB Richard Ellis Group, Inc. (Class A Stock) (a)	1,483,380

INDUSTRIALS 8.4%

Building Materials 1.0%
38,300	Eagle Materials, Inc.	1,289,944

Electronics 3.4%
51,800	Agilent Technologies, Inc. (a)	1,693,342
21,500	Mettler-Toledo International, Inc. (a)	1,422,225
35,000	Tektronix, Inc.	1,012,550

		4,128,117

Manufacturing 1.0%
21,500	Teleflex, Inc.	1,196,260

Miscellaneous Manufacturers 1.6%
42,300	Dover Corp.	2,006,712

Transportation/Trucking/Shipping 1.4%
51,900	CSX Corp.	1,703,877

TECHNOLOGY 15.3%

Computer Hardware 1.4%
70,900	Advanced Micro Devices, Inc. (a)	1,761,865

Computer Services & Software 3.1%
244,400	Compuware Corp. (a)	1,903,876
77,800	Electronic Data Systems Corp.	1,907,656

		3,811,532

Electronic Components 4.7%
20,100	L-3 Communications Holdings, Inc.	1,574,433
175,000	LSI Logic Corp. (a)	1,438,500
46,500	PerkinElmer, Inc.	880,245
39,500	Thomas & Betts Corp. (a)	1,884,545

		5,777,723

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Shares	Description	Value
Semi-conductors 6.1%
178,500	Atmel Corp. (a)	$1,078,140
24,100	Intersil Corp. (Class A Stock)	591,655
33,700	Lam Research Corp. (a)	1,527,621
54,100	MEMC Electronic Materials, Inc. (a)	1,981,683
128,400	Micron Technology, Inc. (a)	2,234,160

		7,413,259

UTILITIES 1.2%

Electric 1.2%
55,300	Mirant Corp. (a)	1,510,243
	Total Investments(b)—100.2% (cost $113,820,088)	122,838,122
	Liabilities in excess of other assets —(0.2)%	(303,620)

	Net Assets —100%	$122,534,502

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Portfolio’s investments was $ 113,865,905; accordingly, net unrealized appreciation on investments for federal income tax purposes was $ 8,972,217 (gross unrealized appreciation - $ 13,206,439; gross unrealized depreciation - $ 4,234,222). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund  5

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2006 there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President of the Fund

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.